Equity - Composition of net debt and group equity (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Oct. 31, 2022	Dec. 31, 2019
Equity [Abstract]
Non-current portion of non-current borrowings	€ 7,270	€ 6,473	€ 5,705
Current borrowings and current portion of non-current borrowings	931	506	1,229
Borrowings	8,201	6,980	6,934	€ 1,000
Cash and cash equivalents	1,172	2,303	3,226		€ 1,425
Net debt	7,028	4,676	3,708
Equity attributable to owners of parent	13,249	14,438	11,870
Non-controlling interests	34	36	31
Equity	€ 13,283	€ 14,475	€ 11,901		€ 12,625
Net debt and group equity ratio	35:65	24:76	24:76